Prospectus Supplement Supplement dated October 9, 2026

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
California Tax-Free Money Market Fund
(Prospectuses dated January 1, 2026)

Balanced Fund ■ Growth Fund ■ Heritage Fund ■ Large Cap Equity Fund ■ Select Fund ■ Small
Cap Growth Fund ■ Ultra Fund ■ Global Real Estate Fund ■ Real Estate Fund ■ Emerging Markets
Debt Fund ■ Global Bond Fund
(Prospectuses dated March 1, 2026)

Emerging Markets Fund ■ Focused Global Growth Fund ■ Focused International Growth Fund
Global Small Cap Fund ■ International Growth Fund ■ International Opportunities Fund
International Small-Mid Cap Fund ■ International Value Fund ■ Non-U.S. Intrinsic Value Fund
(Prospectuses dated April 1, 2026)

Disciplined Core Equity Fund ■ Disciplined Growth Fund ■ Disciplined Value Fund ■ Global Gold
Fund ■ Small Company Fund ■ Utilities Fund
(Prospectuses dated November 1, 2025)

One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio ■ One Choice© 2040 Portfolio
One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio ■ One Choice© 2055 Portfolio
One Choice© 2060 Portfolio ■ One Choice© 2065 Portfolio ■ One Choice© 2070 Portfolio
One Choice© In Retirement Portfolio ■ One Choice© Blend+ In Retirement Portfolio
One Choice© Blend+ 2025 Portfolio ■ One Choice© Blend+ 2030 Portfolio
One Choice© Blend+ 2035 Portfolio ■ One Choice© Blend+ 2040 Portfolio
One Choice© Blend+ 2045 Portfolio ■ One Choice© Blend+ 2050 Portfolio
One Choice© Blend+ 2055 Portfolio ■ One Choice© Blend+ 2060 Portfolio
One Choice© Blend+ 2065 Portfolio ■ One Choice© Blend+ 2070 Portfolio
Strategic Allocation: Conservative Fund ■ Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2025)

The following shall replace the first paragraph under the Account Maintenance Fee section in Investing Directly with American Century Investments in the prospectuses:

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $25 annual account maintenance fee if the value of those shares is less than $25,000. We will determine the amount of your total eligible investments once per year, generally the last Friday in October. If the value of those investments is less than $25,000 at that time, we will automatically redeem shares in one of your accounts to pay the $25 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts registered under your Social Security number (including directly held American Century Investments mutual fund accounts, as well as certain retirement, American Century Brokerage and American Century Private Client Group accounts).

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